Fair Value of Financial Instruments - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Cash and due from banks	$ 19,235	$ 22,576
Federal funds sold and overnight interest-bearing deposits	161,128	55,545
Certificates of deposit in other banks	9,376	10,862
Available for sale securities	198,030	175,093
Loans held for sale	5,099	428
Accrued interest receivable	6,640	6,481
Deposits:
Non-interest bearing demand	382,492	261,166
Savings, interest checking and money market	723,808	614,331
Time deposits	277,306
Operating lease liabilities	2,137	2,224
Accrued interest payable	837	1,136
Carrying Amount
Assets:
Cash and due from banks	19,235	22,576
Federal funds sold and overnight interest-bearing deposits	161,128	55,545
Certificates of deposit in other banks	9,376	10,862
Available for sale securities	198,030	175,093
Other investment securities	6,353	5,808
Loans, net	1,268,854	1,156,320
Loans held for sale	5,099	428
Cash surrender value - life insurance	2,451	2,398
Accrued interest receivable	6,640	6,481
Assets, Total	1,677,166	1,435,511
Deposits:
Non-interest bearing demand	382,492	261,166
Savings, interest checking and money market	723,808	614,331
Time deposits	277,306	311,024
Federal funds purchased and securities sold under agreements to repurchase	45,154	27,272
Federal Home Loan Bank advances and other borrowings	106,674	96,919
Subordinated notes	49,486	49,486
Operating lease liabilities	2,137	2,224
Accrued interest payable	837	1,136
Liabilities, Total	1,587,894	1,363,558
Total Fair Value
Assets:
Cash and due from banks	19,235	22,576
Federal funds sold and overnight interest-bearing deposits	161,128	55,545
Certificates of deposit in other banks	9,376	10,862
Available for sale securities	198,030	175,093
Other investment securities	6,353	5,808
Loans, net	1,288,677	1,148,339
Loans held for sale	5,279	435
Cash surrender value - life insurance	2,451	2,398
Accrued interest receivable	6,640	6,481
Assets, Total	1,697,169	1,427,537
Deposits:
Non-interest bearing demand	382,492	261,166
Savings, interest checking and money market	723,808	614,331
Time deposits	279,569	311,489
Federal funds purchased and securities sold under agreements to repurchase	45,154	27,272
Federal Home Loan Bank advances and other borrowings	110,121	97,833
Subordinated notes	40,929	43,640
Operating lease liabilities	2,137	2,224
Accrued interest payable	837	1,136
Liabilities, Total	1,585,047	1,359,091
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Cash and due from banks	19,235	22,576
Federal funds sold and overnight interest-bearing deposits	161,128	55,545
Certificates of deposit in other banks	9,376	10,862
Available for sale securities	2,798	995
Other investment securities	32	13
Loans, net	0	0
Loans held for sale	0	0
Cash surrender value - life insurance	0	0
Accrued interest receivable	6,640	6,481
Assets, Total	199,209	96,472
Deposits:
Non-interest bearing demand	382,492	261,166
Savings, interest checking and money market	723,808	614,331
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase	45,154	27,272
Federal Home Loan Bank advances and other borrowings	0	0
Subordinated notes	0	0
Operating lease liabilities		0
Accrued interest payable	837	1,136
Liabilities, Total	1,152,291	903,905
Other Observable Inputs (Level 2)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Certificates of deposit in other banks	0	0
Available for sale securities	195,232	174,098
Other investment securities	6,321	5,795
Loans, net	0	0
Loans held for sale	0	0
Cash surrender value - life insurance	2,451	2,398
Accrued interest receivable	0	0
Assets, Total	204,004	182,291
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase	0	0
Federal Home Loan Bank advances and other borrowings	110,121	97,833
Subordinated notes	40,929	43,640
Operating lease liabilities	2,137	2,224
Accrued interest payable	0	0
Liabilities, Total	153,187	143,697
Significant Unobservable Inputs (Level 3)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Certificates of deposit in other banks	0	0
Available for sale securities	0	0
Other investment securities	0	0
Loans, net	1,288,677	1,148,339
Loans held for sale	5,279	435
Cash surrender value - life insurance	0	0
Accrued interest receivable	0	0
Assets, Total	1,293,956	1,148,774
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	279,569	311,489
Federal funds purchased and securities sold under agreements to repurchase	0	0
Federal Home Loan Bank advances and other borrowings	0	0
Subordinated notes	0	0
Operating lease liabilities		0
Accrued interest payable	0	0
Liabilities, Total	$ 279,569	$ 311,489